Debt Obligations and Credit Facilities - EGL Revolving Credit Facility (Details) - Loan facilities - EGL Revolving Credit Facility		2 Months Ended	12 Months Ended
	Aug. 16, 2018 USD ($)	Mar. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Facility term	5 years		5 years
Maximum borrowing capacity	$ 600,000,000.0		$ 600,000,000.0
Increase in borrowing capacity, limit	$ 400,000,000.0
Available unutilized capacity		$ 425,000,000.0	$ 415,000,000.0
Additional borrowings		(20,000,000.0)
Repayment of revolving credit facility		$ 30,000,000.0
Covenant compliance, consolidated indebtedness to total capitalization (not greater than)	0.35
Covenant compliance, net income (loss) threshold	$ 2,300,000,000
Covenant compliance, net income threshold percent	50.00%
Covenant compliance, percentage of proceeds of common stock issuance	50.00%